Net Loss Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Net loss attributable to common stockholders, basic	$ (15,221)	$ (14,445)	$ (42,823)	$ (32,180)
Net loss attributable to common stockholders, diluted	$ (15,221)	$ (14,445)	$ (42,823)	$ (32,180)
Weighted-average common shares outstanding, basic	2,608,740	2,222,800	2,373,674	1,969,418
Weighted-average common shares outstanding, diluted	2,608,740	2,222,800	2,373,674	1,969,418
Net loss per share attributable to common stockholders, basic	$ (5.83)	$ (6.5)	$ (18.04)	$ (16.34)
Net loss per share attributable to common stockholders, diluted	$ (5.83)	$ (6.5)	$ (18.04)	$ (16.34)